Stockholder's Equity (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of accumulated other comprehensive income/(loss)
Unrecognized gains (losses) on cash flow hedges	$ (6,957,000)	$ (8,561,000)
Unrecognized gains (losses) on equity investments	(216,000)	(619,000)
Unrecognized gains (losses) on foreign currency translation	(881,000)	0
Unrecognized actuarial gains (losses)	2,974,000	2,748,000
Totals	$ (11,028,000)	$ (11,928,000)